Property Plant and Equipment - Components of Property Plant and Equipment (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 115,790,000	$ 105,261,000
Accumulated depreciation and amortization	(50,131,000)	(41,635,000)
Property, plant and equipment, net	65,659,000	63,626,000
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 30,916,000	31,416,000
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 39,814,000	27,006,000
Computer equipment and software | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Computer equipment and software | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 18,095,000	17,717,000
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	15 years
Office furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 14,619,000	13,508,000
Estimated Useful Lives	7 years
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 702,000	702,000
Estimated Useful Lives	39 years
Build-to-suit lease building
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (200,000)	0
Property, plant and equipment, net	$ 8,200,000	5,000,000
Estimated Useful Lives	10 years 6 months
Construction in process
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 3,397,000	$ 9,908,000